Financial instruments - Summary of the contractual maturities of financial liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 41,065	$ 40,376
Convertible unsecured senior notes including interest	29,081	64,113
Term loan, including interest	57,667
Lease Liabilities	2,196	2,973
Financial liabilities	130,009	107,462
Accounts payable and accrued liabilities carrying amount	41,065	40,376
Convertible unsecured senior notes including interest carrying amount		54,227
Lease liabilitites	1,922	2,518	$ 2,980
Carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities carrying amount	41,065	40,376
Convertible unsecured senior notes including interest carrying amount	26,895	54,227
Term loan, including interest, Carrying amount	37,894
Lease liabilitites	1,922	2,518
Financial liabilities	107,776	97,121
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	41,065	40,376
Convertible unsecured senior notes including interest	29,081	3,306
Term loan, including interest	5,649
Lease Liabilities	595	624
Financial liabilities	76,390	44,306
From 1 to 2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Convertible unsecured senior notes including interest	0	60,807
Term loan, including interest	28,421
Lease Liabilities	1,145	1,275
Financial liabilities	29,566	62,082
More than 3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Convertible unsecured senior notes including interest	0	0
Term loan, including interest	23,597
Lease Liabilities	456	1,074
Financial liabilities	$ 24,053	$ 1,074